Voya High Yield Bond Fund Expense Example, No Redemption - Voya High Yield Bond Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 351
Expense Example, No Redemption, 3 Years	585
Expense Example, No Redemption, 5 Years	838
Expense Example, No Redemption, 10 Years	1,560
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	180
Expense Example, No Redemption, 3 Years	576
Expense Example, No Redemption, 5 Years	997
Expense Example, No Redemption, 10 Years	2,172
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	242
Expense Example, No Redemption, 5 Years	429
Expense Example, No Redemption, 10 Years	969
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	129
Expense Example, No Redemption, 3 Years	422
Expense Example, No Redemption, 5 Years	736
Expense Example, No Redemption, 10 Years	1,627
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	219
Expense Example, No Redemption, 5 Years	382
Expense Example, No Redemption, 10 Years	857
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	265
Expense Example, No Redemption, 5 Years	468
Expense Example, No Redemption, 10 Years	$ 1,052